Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk
Schedule of Group's continuing hedge relationships

2019

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2019	to OCI	statement	2019	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300 m	10	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4]
Cross currency interest rate swaps – Euro bonds	EUR 2,200 m	(13)	(92)	114	(52)	(30)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2019		–	(356)	–	–	(356)	–	–	–
Cross currency interest rate swap – JPY investment[5]	JPY 58.5 bn	–	(213)	4	–	(209)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – JPY investment	JPY 58.3 bn	4	–	(4)	–	(4)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458 m	(1)	4	(3)	–	1	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350 m	(457)	(265)	14	–	(251)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450 m	(498)	44	(10)	–	34	2021	n/a	EUR 0.88%
Contingent consideration liabilities and Acerta Pharma put option liability – AZUK and AZAB USD investments	USD 5,583 m	(5,583)	1,805	248	–	2,053	–	–	–

2020

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2020	to OCI	statement	2020	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300 m	43	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4,6]
Cross currency interest rate swaps – Euro bonds	EUR 2,200 m	150	(30)	(163)	239	46	2025	1.14	USD 2.69%
FX Forwards − short term FX risk	USD 618 m	5	–	(20)	15	(5)	2021	–	–
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2020		–	(565)	–	–	(565)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.5 bn	19	(4)	(15)	–	(19)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458 m	(2)	1	1	–	2	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350 m	(475)	(251)	18	–	(233)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450 m	(548)	34	51	–	85	2021	n/a	EUR 0.88%
Contingent consideration liabilities and Acerta Pharma put option liability – AZUK and AZAB USD investments	USD 5,252 m	(5,252)	2,053	(642)	–	1,411	–	–	–

2021

			Other comprehensive income
					Fair value
					gain
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2021	to OCI	statement	2021	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	–	–	–	–	–	–	–	–	–
Cash flow hedges – foreign currency and interest rate risk[2,4,6]
Cross currency interest rate swaps – Euro bonds	EUR 1,700 m	(43)	46	182	(201)	27	2026	1.14	USD 2.85%
FX Forwards − short term FX risk	USD 1,220 m	12	(5)	–	(7)	(12)	2022	–	–
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre-2021		–	(565)	–	–	(565)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.3 bn	62	(19)	(43)	–	(62)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458 m	(2)	2	–	–	2	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350 m	470	(233)	(5)	–	(238)	2031	n/a	GBP 5.75%
Foreign currency borrowing - EUR investment[7]	EUR 450 m	–	85	(47)	–	38	2021	n/a	EUR 0.88%
Foreign currency borrowing - EUR investment[8]	EUR 800 m	898	–	(50)	–	(50)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 2,658 m	(2,658)	1,411	421	–	1,832	–	–	–

1	Swaps designated in a fair value hedge matured on 24 November 2021 and hedge ineffectiveness during the period was $nil (2020: gain of $1m).
2	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2020: $nil).
3	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2020: $nil).
4	Fair value movements on cross currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
5	In September 2019, the maturity of our JPY 58.5bn cross currency interest rate swap resulted in a net cash inflow of $209m. The cash flow associated with the settlement has been reflected in cash flows from investing activities within the Consolidated Statement of Cash Flows on page 137, as its primary purpose was to hedge the translation foreign exchange risk arising on the consolidation of the Group’s net investment in Japan.
6	Nominal amount of FX forwards in a cash flow hedge of $1,220m represents the USD equivalent notional of the FX forwards. By currency, the nominal amounts were RMB 666m at FX rate 6.373, SEK 3,929m at 9.0742, JPY 19,289m at 115.1550, GBP 278m at 1.3506 and EUR 123m at 1.1306. All FX forwards in a cash flow hedge mature on 25 January 2022.
7	The EUR 450m net investment hedge matured in November 2021, when the hedging instrument, a EUR bond, matured.
8	On 3 June 2021, upon issuance of the EUR 800m 0.375% 2029 non-callable bond, EUR 550m was designated in a net investment hedge of the foreign currency exposure in relation of an equivalent amount of EUR-denominated net assets. The remaining EUR 250m was subsequently designated in a net investment hedge upon maturity of the EUR 450m bond on 24 November 2021.

Schedule of liquidity risk

	Bank				Total	Derivative		Derivative	Total
	overdrafts			Trade	non-derivative	financial		financial	derivative
	and other		Lease	and other	financial	instruments		instruments	financial
	loans	Bonds	liability	payables	instruments	receivable	[1]	payable	instruments	Total
	$m	$m	$m	$m	$m	$m		$m	$m	$m
Within one year	234	2,207	205	14,054	16,700	(11,956)		11,985	29	16,729
In one to two years	14	1,970	158	1,769	3,911	(955)		976	21	3,932
In two to three years	–	1,810	117	1,811	3,738	(54)		67	13	3,751
In three to four years	–	2,068	79	1,592	3,739	(54)		67	13	3,752
In four to five years	–	1,479	50	1,652	3,181	(1,051)		1,079	28	3,209
In more than five years	–	15,906	128	1,052	17,086	(1,648)		1,654	6	17,092
	248	25,440	737	21,930	48,355	(15,718)		15,828	110	48,465
Effect of interest	(1)	(8,038)	–	–	(8,039)	409		(488)	(79)	(8,118)
Effect of discounting, fair values and issue costs	(3)	(94)	(62)	(1,619)	(1,778)	(20)		(54)	(74)	(1,852)
31 December 2019	244	17,308	675	20,311	38,538	(15,329)		15,286	(43)	38,495

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other		Lease	and other	financial	instruments	instruments	financial
	loans	Bonds	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	667	2,136	207	15,812	18,822	(9,719)	9,620	(99)	18,723
In one to two years	–	1,839	168	2,584	4,591	(60)	67	7	4,598
In two to three years	–	2,101	120	1,658	3,879	(59)	67	8	3,887
In three to four years	–	1,617	82	1,728	3,427	(1,151)	1,080	(71)	3,356
In four to five years	–	2,502	53	722	3,277	(36)	40	4	3,281
In more than five years	–	16,921	108	1,435	18,464	(1,707)	1,652	(55)	18,409
	667	27,116	738	23,939	52,460	(12,732)	12,526	(206)	52,254
Effect of interest	–	(7,974)	–	–	(7,974)	379	(405)	(26)	(8,000)
Effect of discounting, fair values and issue costs	(1)	(109)	(57)	(2,070)	(2,237)	(70)	24	(46)	(2,283)
31 December 2020	666	19,033	681	21,869	42,249	(12,423)	12,145	(278)	41,971

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other		Lease	and other	financial	instruments	instruments	financial
	loans	Bonds	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	387	1,981	256	19,007	21,631	(11,766)	11,774	8	21,639
In one to two years	–	5,647	210	2,521	8,378	(55)	66	11	8,389
In two to three years	–	5,242	163	1,669	7,074	(1,060)	1,079	19	7,093
In three to four years	–	2,591	130	862	3,583	(35)	39	4	3,587
In four to five years	–	2,970	96	233	3,299	(118)	111	(7)	3,292
In more than five years	–	19,727	221	2,212	22,160	(1,521)	1,480	(41)	22,119
	387	38,158	1,076	26,504	66,125	(14,555)	14,549	(6)	66,119
Effect of interest	–	(8,609)	–	–	(8,609)	299	(325)	(26)	(8,635)
Effect of discounting, fair values and issue costs	–	(142)	(89)	(2,633)	(2,864)	(36)	7	(29)	(2,893)
31 December 2021	387	29,407	987	23,871	54,652	(14,292)	14,231	(61)	54,591

1	The maturity profile table has been amended in 2019 to show gross derivative flows and to include all derivatives shown in Note 13 on page 161. In previous periods the table separately disclosed the net cash flows on interest rate swaps and cross-currency swaps.

Schedule of market risk

			2021			2020			2019
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Interest-bearing loans and borrowings
Current	1,232	661	1,893	1,357	1,029	2,386	1,785	225	2,010
Non-current	23,985	4,903	28,888	17,005	989	17,994	14,893	1,324	16,217
Total	25,217	5,564	30,781	18,362	2,018	20,380	16,678	1,549	18,227
Financial assets
Fixed deposits	53	–	53	42	–	42	38	–	38
Cash and cash equivalents	–	6,329	6,329	–	7,832	7,832	–	5,369	5,369
Total	53	6,329	6,382	42	7,832	7,874	38	5,369	5,407

Schedule of market risk on equity securities

	2021	2020	2019
	$m	$m	$m
Equity securities at fair value through Other comprehensive income (Note 12)	1,168	1,108	1,339
Total	1,168	1,108	1,339

Schedule of foreign currency risk

		Interest rates		Exchange rates
31 December 2019	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,417	(1,521)	(4)	(36)
Impact on profit: (loss)/gain ($m)	–	–	(174)	172
Impact on equity: gain/(loss) ($m)	–	–	170	(208)

		Interest rates		Exchange rates
31 December 2020	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,696	(1,758)	114	(132)
Impact on profit: (loss)/gain ($m)	–	–	(57)	74
Impact on equity: gain/(loss) ($m)	–	–	171	(206)

		Interest rates		Exchange rates
31 December 2021	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,978	(2,106)	82	(85)
Impact on profit: gain/(loss) ($m)	–	–	24	(9)
Impact on equity: gain/(loss) ($m)	–	–	58	(76)

Schedule of the movement in provisions for trade receivables

	2021	2020	2019
	$m	$m	$m
At 1 January	23	21	38
Net movement recognised in income statement	(2)	3	(13)
Amounts utilised, exchange and other movements	2	(1)	(4)
At 31 December	23	23	21

Credit risk assets
Financial risk
Schedule of credit risk

Current assets

	2021	2020	2019
	$m	$m	$m
Cash at bank and in hand	1,461	1,182	755
Money market liquidity funds	4,772	6,602	4,110
Collateralised repurchase agreement	–	–	400
Other short-term cash equivalents	96	48	104
Total Cash and cash equivalents (Note 17)	6,329	7,832	5,369
Fixed income securities at fair value through profit and loss (Note 12)	16	118	811
Fixed deposits (Note 12)	53	42	38
Total derivative financial instruments (Note 13)	83	142	36
Current assets subject to credit risk	6,481	8,134	6,254

Non-current assets

	2021	2020	2019
	$m	$m	$m
Fixed income securities at fair value through profit and loss (Note 12)	–	–	62
Derivative financial instruments (Note 13)	102	171	61
Non-current assets subject to credit risk	102	171	123

Trade receivables
Financial risk
Schedule of credit risk

		0-90 days	90-180 days	Over 180 days
31 December 2019	Current	past due	past due	past due	Total
Expected loss rate	0.1%	0.8%	2.0%	44.0%
Gross carrying amount ($m)	3,178	312	82	34	3,606
Loss allowance ($m)	2	2	2	15	21

		0-90 days	90-180 days	Over 180 days
31 December 2020	Current	past due	past due	past due	Total
Expected loss rate	0.1%	1.6%	19.4%	60.6%
Gross carrying amount ($m)	3,659	124	21	25	3,829
Loss allowance ($m)	2	2	4	15	23

		0-90 days	90-180 days	Over 180 days
31 December 2021	Current	past due	past due	past due	Total
Expected loss rate	0.1%	1.2%	22.6%	11.0%
Gross carrying amount ($m)	5,617	328	18	91	6,054
Loss allowance ($m)	5	4	4	10	23